SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Nov. 01, 2021	Dec. 31, 2021	Sep. 30, 2021
Secured Facilities Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Covenant Description			Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Description		No payments are due on the term loan until the first quarter of 2023
Subsequent Event [Member] | Working Capital Facility [Member]
Subsequent Event [Line Items]
Long-term Line of Credit		$ 350
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Long-term Line of Credit		80
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument face amount		430
Subsequent Event [Member] | Term Loan [Member] | Secured Facilities Agreement [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 860
Debt Instrument, Covenant Description	Borrowings under the term and revolving facilities will incur interest at the rate of three-month LIBOR plus 2.6% to 3.0% per annum, varying based on the Company’s Net Debt / EBITDA ratio. Covenants will include maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.